Derivative financial instruments	9 Months Ended
Sep. 30, 2023
Derivative financial instruments
Derivative financial instruments

16.Derivative financial instruments

The derivative instruments have been classified as fair value through profit or loss. The instruments are measured at fair value with the resultant gains or losses recognized in the condensed consolidated statement of loss and other comprehensive income/(loss). The related net foreign exchange gain/(loss) is included in finance income (note 10) and finance costs (note 11).

The underlying contractual notional amounts for the derivative instruments are as follows, at December 31, 2022 and at September 30, 2023:

	September 30,	December 31,
	2023	2022
	$’000	$’000

Derivative instruments
Foreign exchange swaps	125,000	160,448
Embedded options within listed bonds	1,940,000	1,940,000
	2,065,000	2,100,448

The fair value balances are as follows:

	September 30,	December 31,
	2023	2022
	$’000	$’000

Derivative instruments
Foreign exchange swaps	(51,887)	(1,393)
Interest rate caps	1,099	821
Embedded options within listed bonds	790	5,300
	(49,998)	4,728

The change in fair value of the derivative instruments has been recorded in the condensed consolidated statement of loss and other comprehensive income/(loss) as follows:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2023	2022	2023	2022
	$’000	$’000	$’000	$’000

Derivative instruments
Foreign exchange swaps/non-deliverable forwards	(3,247)	1,263	(65,356)	(2,111)
Interest rate caps	62	—	475	—
Embedded options within listed bonds	(5,260)	(620)	(4,510)	(162,950)
	(8,445)	643	(69,391)	(165,061)